RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Waldencast
Subscription Agreement with PIPE Investors
In September 2023, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “2023 PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the 2023 PIPE Investors collectively subscribed for 14,000,000 Class A ordinary shares (the “PIPE Shares”), in a private placement at a purchase price of $5.00 each per share, for aggregate gross proceeds of $70.0 million (the “2023 PIPE Investment”). The Subscription Agreements relating to approximately $68.0 million of proceeds were consummated in September 2023, with the remaining approximately $2.0 million of proceeds related to the closing of the Subscription Agreements in November 2023, following receipt of regulatory approvals (the “2023 PIPE Closings” and the date on which such Closing occurred, the “PIPE Closing Date”).” No Class B ordinary shares, warrants or other securities of the Company were issued in connection with the 2023 PIPE Investment.
Indemnification Agreements
The Company has entered into indemnification agreements with each of its directors and executive officers. The indemnification agreements provide, to the fullest extent permitted under law, indemnification against all expenses, judgments, fines and amounts paid in settlement relating to, arising out of or resulting from an indemnitee’s status as a director, officer, employee, fiduciary or agent of the Company or any other corporation, limited liability company, partnership, joint venture, trust, employee benefit plan or other entity which such person is or was serving at the Company’s request as a director, officer, employee or agent. In addition, the indemnification agreements provide that the Company will advance, to the extent not prohibited by law, the expenses incurred by the indemnitee in connection with any proceeding, and such advancement will be made within thirty (30) days after the receipt by the Company of a statement requesting such advances from time to time, whether prior to or after final disposition of any proceeding.
Prior to the Business Combination
Sponsor Shares
In January 2021, the Sponsor purchased 7,187,500 Class B ordinary shares for an aggregate purchase price of $0.025 million, or approximately $0.003 per share (the “sponsor shares”). In February 2021, the Sponsor transferred 20,000 Class B ordinary shares to each of the Company’s then-serving independent directors, Ms. Sarah Brown, Ms. Juliette Hickman, Ms. Lindsay Pattison and Mr. Zack Werner (the “Investor Directors”), resulting in the Sponsor holding 7,107,500 Class B ordinary shares. In March 2021, Waldencast effected a share capitalization resulting in the Sponsor holding an aggregate of 8,545,000 Class B ordinary shares. As such, the Sponsor and the Investor Directors collectively owned 20% of Waldencast’s issued and outstanding shares upon consummation of its IPO. In connection with the Business Combination, 8,625,000 sponsor shares held by the Sponsor and Investor Directors converted automatically, on a one-for-one basis, into one Class A ordinary share in accordance with their terms.
Forward Purchase Agreements
In connection with Waldencast’s IPO, in February 2021, the Sponsor and Zeno (a member of the Sponsor) entered into the Sponsor FPA, which was subsequently amended by the assignment and assumption agreement entered into by and between the Sponsor and Burwell in December 2021. Under the assignment and assumption agreement, Sponsor assigned, and Burwell assumed, all of the Sponsor’s rights and benefits under the Sponsor FPA, pursuant to which, Burwell and Zeno committed to subscribe for and purchase 16,000,000 Class A ordinary shares and 5,333,333 warrants for an aggregate commitment amount of $160.0 million in connection with the closing of Waldencast’s initial business combination. In addition, Beauty Ventures entered into the Third-Party FPA with Waldencast in March 2021, pursuant to which Beauty Ventures committed to subscribe for and purchase up to 17,300,000 Class A ordinary shares and up to 5,766,666 warrants for an aggregate commitment amount of $173.0 million, in connection with the closing of the Company’s initial business combination. Members of the Sponsor or their affiliates will begin to receive a twenty percent (20%) performance fee allocation on the return of the forward purchase securities in excess of the hurdle rate, calculated on the total return generated from forward purchase securities (whether by dividend, transfer or increase in value as measured from date of issuance), when the return of such securities (less the expenses of Beauty Ventures) underlying the Third-Party FPA exceeds a hurdle rate of five percent (5%) accrued annually until the fifth anniversary of the issuance of such securities. In the event of a transfer and subsequent sale of any forward purchase securities prior to such fifth anniversary, the performance fee for the period between such transfer and such fifth anniversary will be calculated based on the proceeds generated by such sale. The FPA investments were consummated substantially concurrently with the consummation of the Business Combination.
Private Placement Warrants
Simultaneously with the consummation of the IPO, the Sponsor purchased 5,933,333 Private Placement Warrants at a purchase price of $1.50 per private placement warrant, or $8.9 million in the aggregate. Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share for $11.50 per share. The Private Placement Warrants may not be redeemed by the Company so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants: (i) are not redeemable by the Company, (ii) may be exercised for cash or on a cashless basis so long as they are held by the Sponsor or any of its permitted transferees and (iii) are entitled to registration rights (including the Class A ordinary shares issuable upon exercise of the private placement warrants). Additionally, the purchasers agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination. In connection with the Business Combination, each of the 5,933,333 Private Placement Warrants converted automatically into a warrant to acquire one Class A ordinary share.
Registration Rights
The holders of the sponsor shares, Private Placement Warrants, and warrants that were issued upon conversion of the Working Capital Loan (as defined below) (and any Class A ordinary shares issuable upon (i) the exercise of the Private Placement Warrants, including the Working Capital Warrants (as defined below) and (ii) the conversion of the sponsor shares) are entitled to registration rights pursuant to a registration rights agreement dated March 15, 2021 (the “Legacy Registration Rights Agreement”) requiring the Company to register such securities for resale (in the case of the sponsor shares, only after conversion to Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company is responsible for the expenses incurred in connection with the filing of any such registration statements.
The Sponsor, the members of the Sponsor and certain of the Company’s shareholders, Obagi and Milk and certain of their respective affiliates entered into an amended and restated registration rights agreement, dated July 27, 2022, with the Company (the “Registration Rights Agreement”), pursuant to which the Company agreed to register for resale, pursuant to Rule 415 under the Securities Act, certain Class A ordinary shares and our other securities that are held by the parties thereto from time to time, subject to the restrictions on transfer therein. The Registration Rights Agreement amended and restated the Legacy Registration Rights Agreement and terminates with respect to any party thereto, on the date that such party no longer holds any Registrable Securities (as defined therein).
In August 2022, the Company filed a registration statement on Form F-1 to register up to 121,120,063 Class A ordinary shares, consisting of (i) 8,545,000 Class A ordinary shares converted from the sponsor shares; (ii) 80,000 Class A ordinary shares converted from the sponsor shares held by the Investor Directors; (iii) 20,000 Class A ordinary shares issued to Aaron Chatterley in a private placement exempt from registration pursuant to Section 4(a)(2) of the Securities Act, and Rule 506 of Regulation D promulgated thereunder, in connection with the consummation of the Business Combination; (iv) 28,237,506 Class A ordinary shares issued pursuant to the Obagi Merger Agreement; (v) 21,104,225 Class A ordinary shares issuable in exchange for 21,104,225 Class B ordinary shares pursuant to the Milk Equity Purchase Agreement; (vi) 11,800,000 Class A ordinary shares issued in the PIPE investments; (vii) 33,300,000 Class A ordinary shares issued pursuant to the FPAs; and (viii) 18,033,332 Class A ordinary shares issuable in respect of the private placement warrants, pursuant to the Registration Rights Agreement.
Related Party Notes and Advances
In January 2021, Waldencast issued a promissory note to the Sponsor (the “January Note”), pursuant to which Waldencast could borrow an aggregate principal amount of $0.3 million. The note was non-interest bearing and payable on the completion of the IPO. There were no borrowings outstanding under the note at the closing of the IPO.
In August 2021, Waldencast issued a promissory note to the Sponsor, pursuant to which it could borrow up to an aggregate principal amount of $1,500,000 from the Sponsor (the “Working Capital Loan”). The note was non-interest bearing, unsecured and due and payable in full on the earlier of (x) March 18, 2023 and (y) the date Waldencast consummated its initial business combination. In October 2021, Waldencast drew down the entire available balance of the promissory note and the Sponsor deposited $1,500,000 in Waldencast’s operating bank account. As of the Closing Date, there was a total aggregate principal amount of $1,500,000 in outstanding borrowings under the Convertible Working Capital Note. In connection with the closing of Business Combination, the Sponsor elected to convert $1,500,000 of the Working Capital Loan balance into warrants at a price of $1.50 per warrant for a total of 1,000,000 warrants (the “Working Capital Warrants”). The Working Capital Warrants issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act, and Rule 506 of Regulation D promulgated thereunder. Borrowings under the Convertible Working Capital Note are no longer available.
In addition, Waldencast issued working capital promissory notes to the Sponsor on (i) in May 2022, for up to $600,000 (“May Working Capital Note”) and (ii) July 2022, for up to $450,000 (“July Working Capital Note” and, together with May Working Capital Note, the “Non-Convertible Working Capital Notes”), in each case, for working capital purposes. As of the Closing Date, there was a total aggregate principal amount of $1,050,000 in outstanding borrowings under the Non-Convertible Working Capital Notes. In connection with the closing of Business Combination, the aggregate outstanding balance under the Non-Convertible Working Capital Notes of $1,050,000 was repaid to the Sponsor. Borrowings under the Non-Convertible Working Capital Notes are no longer available.
Administrative Services Agreement
Waldencast entered into an agreement whereby, commencing on March 15, 2021, through the earlier of the consummation of a business combination or a liquidation, Waldencast agreed to pay the Sponsor a monthly fee of $10,000 for office space, administrative, financial and support services. Waldencast incurred approximately $65,000 in administrative expenses under the agreement through the Closing Date, but ceased to incur these fees following the completion of the Business Combination. As of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period), the Company had less than $0.1 million and $0.4 million, respectively, in related party accounts payable in consolidated balance sheets. The Company ceased to incur these fees following the completion of the Business Combination.
Lock-Up Agreements
Pursuant to a Letter Agreement, dated March 15, 2021, between the initial shareholders of Waldencast Acquisition Corp. and Waldencast (the “Letter Agreement”), such shareholders agreed not to transfer, assign or sell any of their sponsor shares until the earlier to occur of: (A) one year after the Closing Date; and (B) following the Closing Date, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination or (y) the date on which it completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of its public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees) (the “Letter Agreement Lock-Up Provisions”). Any permitted transferees would be subject to the same restrictions and other agreements of the initial shareholders of Waldencast Acquisition Corp. with respect to any sponsor shares. Such Letter Agreement Lock-Up Provisions expired on July 27, 2023.
In addition, pursuant to the Sponsor FPA, Burwell and Zeno agreed not to transfer, assign or sell any of their Class A ordinary shares according to the same Letter Agreement Lock-Up Provisions. Any permitted transferees would be subject to the same restrictions and other agreements as a purchaser under the Sponsor FPA. The Sponsor FPA lock-up period expired on July 27, 2023.
Waiver and Agreement
In connection with the consummation of the Business Combination, the Company waived certain provisions as contemplated by the Letter Agreement, dated March 15, 2021, between the initial shareholders of Waldencast Acquisition Corp. and Waldencast (the “Letter Agreement”) and certain other agreements related thereto (collectively, the “Waiver”), with respect to any securities held by an Insider (as defined in the Letter Agreement) as of the closing the Business Combination (the “Lock-Up Securities”) that would disallow a pledge by such Insider of the Lock-Up Securities in a transaction for the purpose of financing such Insider’s payment obligations owed in connection with the closing of the Business Combination. In connection with such Waiver, the Company entered into that certain Waiver and Agreement, dated as of July 25, 2022, with Burwell (the “Waiver and Agreement”), to permit a pledge by Burwell of its Lock-Up Securities to be used as a portion of the collateral under a loan to finance Burwell’s payment obligations under the Sponsor FPA in connection with the closing of the Business Combination. Pursuant to the terms of the Waiver and Agreement, in the event of a foreclosure, any such lenders or a collateral agents will be required to execute a joinder to the Letter Agreement pursuant to which they will be bound by the transfer restrictions of the Lock-Up Securities (including the foreclosure of or other exercise of remedies under any such loan documentation) in the Letter Agreement for the duration of such agreement. We also agreed to provide any such lender or collateral agent with customary registration rights in the event of default, foreclosure or other exercise of remedies following the respective Lock-Up Periods (as defined in the Letter Agreement).
Transactions with Cedarwalk in connection with the Business Combination
In connection with the Obagi China Distribution, the Company entered into an Intellectual Property License Agreement (the “IP License Agreement”), a Global Supply Services Agreement (the “Supply Agreement”), and a Transition Services Agreement (the “Transition Services Agreement”) with Obagi Hong Kong, which is owned by Cedarwalk, the former owner of Obagi and a beneficial holder of 24.5% of the Company’s fully diluted Class A ordinary shares as of the closing of the Business Combination.
Under the IP License Agreement, the Company exclusively licenses intellectual property relating to the Obagi brand to the Obagi China Business, and the Company retains the rights to such intellectual property to conduct the Obagi-branded business worldwide except for the China Region. The Obagi China Business pays the Company a royalty on gross sales of licensed products. During the year ended December 31, 2023 (Successor Period) net revenue generated from related party royalties was $0.3 million. During the period from July 28 to December 31, 2022 (Successor Period) net revenue generated from related party royalties was $0.2 million.
Under the Supply Agreement, the Company supplies or causes to be supplied through certain Obagi CMOs products for distribution and sale in the China Region by the Obagi China Business. The term of the Supply Agreement is perpetual, subject to termination for material breach and failure to cure or termination in the event that the IP License Agreement is terminated. The Company anticipates it will continue supplying the Obagi China Business with products at an agreed-upon markup, net of agreed-upon discounts as applicable until the Obagi China Business has been added as a party to Obagi’s CMO agreements, at which time it will then order directly from the CMOs. During the year ended December 31, 2023 (Successor Period) net revenue generated from supplying products to the Obagi China Business was $5.6 million and the related cost of goods sold was $1.7 million. During the period from July 28 to December 31, 2022 (Successor Period) net revenue generated from supplying products to the Obagi China Business was $17.0 million and the related cost of goods sold was $5.1 million.
As of December 31, 2023 (Successor Period), the Company had $1.1 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet. As of December 31, 2022 (Successor Period), the Company had $0.3 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet.
Under the Transition Services Agreement, the Company provided Obagi Hong Kong and its affiliates certain transition services to enable them to conduct the Obagi China Business as a going concern in the China Region. The transition services were provided for an initial term of up to twelve (12) months, with an option for Obagi China Business to extend the service period for up to an additional twelve (12) months solely as to certain R&D services. Obagi Hong Kong did not elect to extend the services and as a result the Transition Services Agreement expired on July 27, 2023. Services under the agreement were to be charged at the reasonable, fully-loaded costs of providing the services, but such services were to be provided at no charge for a certain period of time or up to a specified dollar value of services (the “Threshold Amount”). The Company determined that the Threshold Amount may be applied towards a combination of the Company’s services or inventory purchases made by the Obagi China Business under the Supply Agreement. Due to the fact that the Threshold Amount had not been reached at the time of expiration, the Company received no fees from the Obagi China Business during the year ended December 31, 2023 (Successor Period) or the period ended December 31, 2022 (Successor Period).
Transactions with Waldencast Ventures LP
Waldencast Ventures LP is a shareholder of the Company and is controlled by Michel Brousset. The Company reimbursed Waldencast Ventures LP with respect to salary and other costs relating to Michel Brousset and Hind Sebti incurred by Waldencast Ventures LP in 2022 following the Business Combination as well as a portion of rent related to the Company’s London offices. For the year-ended December 31, 2023 (Successor Period) the total amount reimbursed was $0.3 million.
Milk
Milk subleases from Milk Studios Los Angeles LLC certain space in Los Angeles, CA on a month-to-month basis. Milk primarily uses these facilities for corporate offices and as an in-house studio. Milk also receives certain services from an employee of Milk Studios. During the year ended December 31, 2023 (Successor Period), the Company incurred administrative fees of $0.3 million in connection with the sublease and services, which is recorded in SG&A expenses in consolidated statements of operations and comprehensive loss. During the period from July 28 to December 31, 2022 (Successor Period), the Company incurred administrative fees of $0.1 million, which is recorded in SG&A expenses in consolidated statements of operations and comprehensive loss.
One of the cofounders of Milk Makeup and a shareholder of the Company is party to an influencer agreement with Milk Makeup pursuant to which she provides certain brand services to Milk Makeup. Milk incurred $0.1 million in fees pursuant to this agreement during the year-ended December 31, 2023 (Successor Period).